RISK MANAGEMENT POLICIES - Assets and Liabilities Cash Flows (Details) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Maturity Analysis for Assets and Liabilities
Assets cashflows	$ 268,958,751	$ 220,779,236
Liabilities cashflows	122,163,386	202,875,706
Not later than one month [member]
Maturity Analysis for Assets and Liabilities
Assets cashflows	71,187,751	60,838,057
Liabilities cashflows	92,522,913	137,317,043
Later than one month and not later than six months [member]
Maturity Analysis for Assets and Liabilities
Assets cashflows	47,432,628	61,629,897
Liabilities cashflows	12,105,324	29,386,623
Later than six months and not later than one year [member]
Maturity Analysis for Assets and Liabilities
Assets cashflows	28,940,376	27,010,721
Liabilities cashflows	10,051,246	5,359,150
Later than one year and not later than five years [member]
Maturity Analysis for Assets and Liabilities
Assets cashflows	87,483,052	66,650,566
Liabilities cashflows	4,112,193	7,627,122
More than five years [member]
Maturity Analysis for Assets and Liabilities
Assets cashflows	33,914,944	4,649,995
Liabilities cashflows	3,371,710	23,185,768
Deposits [member]
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	92,270,819	149,114,720
Deposits [member] | Not later than one month [member]
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	79,694,146	130,152,328
Deposits [member] | Later than one month and not later than six months [member]
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	7,578,111	17,095,079
Deposits [member] | Later than six months and not later than one year [member]
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	4,996,317	1,665,000
Deposits [member] | Later than one year and not later than five years [member]
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	2,245	202,313
Financial liabilities at fair value through profit or loss [member]
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	189,554	1,847,244
Financial liabilities at fair value through profit or loss [member] | Not later than one month [member]
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	189,554	1,847,244
Derivatives [member]
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	319,817	144,944
Derivatives [member] | Not later than one month [member]
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	319,817	144,944
Other financial liabilities [member]
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	7,363,926	5,300,997
Other financial liabilities [member] | Not later than one month [member]
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	4,918,670	4,447,175
Other financial liabilities [member] | Later than one month and not later than six months [member]
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	408,985	101,685
Other financial liabilities [member] | Later than six months and not later than one year [member]
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	556,549	145,916
Other financial liabilities [member] | Later than one year and not later than five years [member]
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	946,443	241,109
Other financial liabilities [member] | More than five years [member]
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	533,279	365,112
Financing received from the Argentine Central Bank and other financial entities [member]
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	9,837,700	14,485,124
Financing received from the Argentine Central Bank and other financial entities [member] | Not later than one month [member]
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	7,400,726	725,352
Financing received from the Argentine Central Bank and other financial entities [member] | Later than one month and not later than six months [member]
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	966,831	9,620,332
Financing received from the Argentine Central Bank and other financial entities [member] | Later than six months and not later than one year [member]
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	202,593	1,079,990
Financing received from the Argentine Central Bank and other financial entities [member] | Later than one year and not later than five years [member]
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	355,116	660,801
Financing received from the Argentine Central Bank and other financial entities [member] | More than five years [member]
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	912,434	2,398,649
Unsubordinated Negotiable Obligations
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	9,818,548	29,539,691
Unsubordinated Negotiable Obligations | Later than one month and not later than six months [member]
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	3,074,692	2,522,707
Unsubordinated Negotiable Obligations | Later than six months and not later than one year [member]
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	2,871,655	2,440,731
Unsubordinated Negotiable Obligations | Later than one year and not later than five years [member]
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	1,946,204	6,448,873
Unsubordinated Negotiable Obligations | More than five years [member]
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	1,925,997	18,127,380
Subordinated negotiable obligations [member]
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	2,363,022	2,442,986
Subordinated negotiable obligations [member] | Later than one month and not later than six months [member]
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	76,705	46,820
Subordinated negotiable obligations [member] | Later than six months and not later than one year [member]
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	1,424,132	27,513
Subordinated negotiable obligations [member] | Later than one year and not later than five years [member]
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	862,185	74,026
Subordinated negotiable obligations [member] | More than five years [member]
Maturity Analysis for Assets and Liabilities
Liabilities cashflows		2,294,627
Loans and other financing [member]
Maturity Analysis for Assets and Liabilities
Assets cashflows	268,958,751	220,779,236
Loans and other financing [member] | Not later than one month [member]
Maturity Analysis for Assets and Liabilities
Assets cashflows	71,187,751	60,838,057
Loans and other financing [member] | Later than one month and not later than six months [member]
Maturity Analysis for Assets and Liabilities
Assets cashflows	47,432,628	61,629,897
Loans and other financing [member] | Later than six months and not later than one year [member]
Maturity Analysis for Assets and Liabilities
Assets cashflows	28,940,376	27,010,721
Loans and other financing [member] | Later than one year and not later than five years [member]
Maturity Analysis for Assets and Liabilities
Assets cashflows	87,483,052	66,650,566
Loans and other financing [member] | More than five years [member]
Maturity Analysis for Assets and Liabilities
Assets cashflows	$ 33,914,944	$ 4,649,995